Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
	Common/Collective Trust:
***	PIMCO Collective Investment Trust II	PIMCO Stable Income Fund	**	$27,481,659
***	SEI Core Strategies Collective Trust	SEI Core Fixed Income Fund	**	25,153,469
		SEI High Yield Bond Fund	**	14,486,560
		SEI Large Cap Fund	**	108,511,994
		SEI Small Cap Fund	**	43,879,954
		SEI U.S. Managed Volatility Fund	**	15,225,737
		SEI Emerging Markets Debt Fund	**	6,909,151
		SEI World Equity ex-US Fund	**	42,594,992
***	SEI Target Date Collective Trust	SEI Retirement Income Fund	**	4,019,450
		SEI Target Date 2010 Fund	**	—
		SEI Target Date 2015 Fund	**	1,636,656
		SEI Target Date 2020 Fund	**	3,307,674
		SEI Target Date 2025 Fund	**	25,118,450
		SEI Target Date 2030 Fund	**	45,183,217
		SEI Target Date 2035 Fund	**	63,278,867
		SEI Target Date 2040 Fund	**	58,411,933
		SEI Target Date 2045 Fund	**	52,898,355
		SEI Target Date 2050 Fund	**	61,990,436
		SEI Target Date 2055 Fund	**	31,231,516
		SEI Target Date 2060 Fund	**	45,191,404
		SEI Target Date 2065 Fund	**	1,154,156
	SSGA Investment Funds	State Street S&P 500® Index Fund	**	174,994,504
		State Street Russell Small/Mid Cap® Index Fund	**	34,274,487
		SSGA Global All Cap Equity ex-U.S. Index Fund	**	21,855,771
	Mutual Funds:
***	SEI Institutional Managed Trust	Real Return Fund	**	4,403,443
***	SEI Daily Income Trust	Government Fund	**	1,229,039
	Participant-Directed Brokerage Account:
	Exchange Traded Funds
	Charles Schwab & Co.	Participant-Directed Brokerage Account	**	69,152,408
	Common Stock:
*	SEI Investments Company	Common Stock, $.01 par value per share	**	38,414,559
*	Participant loans	Interest rates range from 4.25% to 9.50% with maturity dates from 2026 to 2055	—	6,020,796
				$1,028,010,637
*Party-in-interest
**Historical cost information is not required for participant-directed investments.
***Managed by party-in-interest
See accompanying Report of Independent Registered Public Accounting Firm.